Financial instruments - Fair values and risk management - Fair value (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financial assets and liabilities for which fair value is disclosed, at fair value
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 3,045.2	€ 4,536.9	€ 6,625.5
At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	352.8	346.7	1,585.5
Liabilities measured at fair value	182.1	397.8	38.6
Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2,510.3	3,792.4	5,001.4
Level 2 | Financial assets and liabilities for which fair value is disclosed, at fair value
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,045.2	4,536.9	6,625.5
Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	352.8	346.7	1,585.5
Liabilities measured at fair value	182.1	397.8	38.6
Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2,510.3	3,792.4	5,001.4
Foriegn currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	3.3	48.0	31.0
Foriegn currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	3.3	48.0	31.0
Jet fuel and carbon | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	178.8	349.8	7.6
Jet fuel and carbon | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	178.8	349.8	7.6
Debt | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2,510.3	3,792.4	4,952.2
Debt | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2,510.3	3,792.4	4,952.2
Trade payables (Non-current) | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value			49.2
Trade payables (Non-current) | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value			49.2
Foriegn currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,851.5	7,076.6	6,705.5
Foriegn currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	147.2	279.4	474.1
Foriegn currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	147.2	279.4	474.1
Jet fuel and carbon | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	205.6	3.6	1,106.8
Jet fuel and carbon | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 205.6	3.6	1,106.8
Currency swap contract | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		63.7	4.6
Currency swap contract | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		€ 63.7	€ 4.6